Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Revenues	$ 131,501,881	$ 122,158,892	$ 111,667,565
Revenues – related party	9,814,000	9,814,000	9,814,000
Total revenues	141,315,881	131,972,892	121,481,565
Expenses
Voyage expenses	15,849,855	12,474,090	12,819,866
Voyage expenses – related party	1,725,683	1,613,421	1,482,764
Charter hire expenses	4,124,960	320,804
Vessels’ operating expenses	46,477,583	41,335,984	32,439,404
Vessels’ operating expenses – related party	4,177,042	4,099,352	4,084,149
Dry-docking costs	1,774,905	465,681	3,160,251
Management fees – related party	6,452,145	5,501,675	4,807,010
General and administrative expenses (including $1,323,836, $1,394,025, and $1,150,451, to related party)	3,655,316	3,150,929	2,816,397
Depreciation	35,857,507	33,811,607	30,761,673
Impairment loss	8,238,987	6,168,747	0
Net gain on sale of vessels	(33,251)
Total expenses	128,300,732	108,942,290	92,371,514
Income from operations	13,015,149	23,030,602	29,110,051
Other (expenses)/income
Interest and finance costs	(10,385,261)	(9,314,539)	(8,189,475)
Loss on derivatives	(370,584)	(1,348,384)	(27,470)
Interest income and other income/(expenses)	173,083	456,924	361,820
Foreign exchange (loss)/gain	134,291	(138,777)	(37,733)
Other expenses, net	(10,448,471)	(10,344,776)	(7,892,858)
Net income	$ 2,566,678	$ 12,685,826	$ 21,217,193
Earnings per share
– Basic and diluted (in Dollars per share)	$ 0.06	$ 0.32	$ 0.75
Weighted average number of shares
– Basic and diluted (in Shares)	41,315,127	39,305,644	28,271,746